UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2010
Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
Common Stocks (97.3%) (2)

Communications (2.2%)
116,500	Rogers Communications, Inc.	3,976,145
206,500	Verizon Communications, Inc.	6,405,630
		10,381,775
Consumer Durables (1.0%)
391,500	Activision Blizzard, Inc. (3)	4,721,490

Consumer Non-Durables (9.8%)
161,900	Coca-Cola Co.	8,904,500
64,900	Colgate-Palmolive Co.	5,533,374
65,500	General Mills, Inc.	4,636,745
149,000	PepsiCo, Inc.	9,857,840
156,900	Philip Morris International, Inc.	8,183,904
143,700	Procter & Gamble Co.	9,091,899
		46,208,262
Consumer Services (4.5%)
148,500	McDonald’s Corp.	9,907,920
227,800	News Corp.	3,282,598
87,100	Visa, Inc.	7,928,713
		21,119,231
Electronic Technology (18.3%)
92,700	Analog Devices, Inc.	2,671,614
39,600	Apple, Inc. (3)	9,303,228
433,600	Applied Materials, Inc.	5,844,928
185,500	Broadcom Corp. (3)	6,154,890
172,200	Ciena Corp. (3)	2,624,328
445,500	Cisco Systems, Inc. (3)	11,596,365
100,100	EMC Corp. (3)	1,805,804
420,900	Intel Corp.	9,369,234
93,800	IBM Corp.	12,029,850
65,200	Linear Technology Corp.	1,843,856
111,200	Marvell Tech. Group, Ltd. (3)	2,266,256
261,000	Qualcomm, Inc.	10,959,390
93,400	Research In Motion, Ltd. (3)	6,906,930
159,500	Seagate Technology (3)	2,912,470
		86,289,143
Energy Minerals (6.6%)
79,200	EQT Corp.	3,247,200
40,800	Murphy Oil Corp.	2,292,552
92,100	Occidental Petroleum Corp.	7,786,134
182,300	Southwestern Energy Co. (3)	7,423,256
133,100	Ultra Petroleum Corp. (3)	6,206,453
87,782	XTO Energy, Inc.	4,141,555
		31,097,150
Finance (11.6%)
73,000	Aflac, Inc.	3,963,170
271,260	Bank of America Corp.	4,841,991
79,100	Bank of New York Mellon Corp.	2,442,608

LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
11,900	CME Group, Inc.	3,761,709
39,900	Franklin Resources, Inc.	4,424,910
47,700	Goldman Sachs Group, Inc.	8,139,051
169,400	J.P. Morgan Chase & Co.	7,580,650
40,100	Northern Trust Corp.	2,215,926
38,700	PartnerRe, Ltd.	3,085,164
43,900	Prudential Financial, Inc.	2,655,950
55,000	The Travelers Companies, Inc.	2,966,700
92,600	U.S. Bancorp	2,396,488
203,535	Wells Fargo & Co.	6,334,009
		54,808,326
Health Services (1.2%)
28,000	McKesson Corp.	1,840,160
54,300	Medco Health Solutions, Inc. (3)	3,505,608
		5,345,768
Health Technology (9.7%)
40,200	Abbott Laboratories	2,117,736
28,800	Allergan, Inc.	1,881,216
76,800	Baxter International, Inc.	4,469,760
124,700	Celgene Corp. (3)	7,726,412
76,500	Genzyme Corp. (3)	3,964,995
128,800	Gilead Sciences, Inc. (3)	5,857,824
8,100	Intuitive Surgical, Inc. (3)	2,819,853
83,150	Johnson & Johnson	5,421,380
42,300	Medtronic, Inc.	1,904,769
58,800	St. Jude Medical, Inc. (3)	2,413,740
90,200	Thermo Fisher Scientific, Inc. (3)	4,639,888
45,740	Varian Medical Systems, Inc. (3)	2,530,794
		45,748,367
Industrial Services (2.4%)
52,200	McDermott International, Inc. (3)	1,405,224
53,800	Noble Corp.	2,249,916
85,900	Schlumberger, Ltd.	5,451,214
22,000	Transocean, Inc. (3)	1,900,360
		11,006,714
Non-Energy Minerals (0.9%)
19,600	Allegheny Technologies, Inc.	1,058,204
35,200	Freeport-McMoran, Inc. (3)	2,940,608
		3,998,812
Process Industries (2.5%)
95,200	Ecolab, Inc.	4,184,040
72,800	Monsanto Co.	5,199,376
28,700	Praxair, Inc.	2,382,100
		11,765,516
Producer Manufacturing (7.6%)
41,200	3M Co.	3,443,084
221,500	ABB, Ltd., A.D.R.	4,837,560
30,200	Danaher Corp.	2,413,282
75,800	Deere & Co.	4,507,068
78,000	Emerson Electronic Co.	3,926,520

LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS - March 31, 2010 (Unaudited)

Quantity	Name of Issuer	Fair Value (1)
236,800	General Electric Co.	4,309,760
16,400	Goodrich Corp.	1,156,528
20,800	ITT Corp.	1,115,088
28,000	Lockheed Martin Corp.	2,330,160
20,900	Precision Castparts Corp.	2,648,239
70,300	United Technologies Corp.	5,174,783
		35,862,072
Retail Trade (7.4%)
105,700	Best Buy Co., Inc.	4,496,478
70,561	Costco Wholesale Corp.	4,213,197
172,400	CVS/Caremark Corp.	6,302,944
114,800	Home Depot, Inc.	3,713,780
72,800	Kohl’s Corp. (3)	3,987,984
117,500	Target Corp.	6,180,500
109,400	Wal-Mart Stores, Inc.	6,082,640
		34,977,523
Technology Services (9.1%)
166,600	Accenture, Ltd.	6,988,870
127,700	Adobe Systems, Inc. (3)	4,516,749
26,100	Dolby Laboratories, Inc. (3)	1,531,287
20,900	Google, Inc. (3)	11,850,509
277,300	Microsoft Corp.	8,116,571
391,100	Oracle Corp.	10,047,359
		43,051,345
Transportation (2.0%)
73,400	Expeditors Intl. of Washington, Inc.	2,709,928
68,600	Union Pacific Corp.	5,028,380
28,100	United Parcel Service, Inc.	1,809,921
		9,548,229
Utilities (0.5%)
51,400	Wisconsin Energy Corp.	2,539,674

Total common stocks		458,469,397
(cost: $403,459,741)

Short-Term Securities (2.7%) (2)
12,958,401	Wells Fargo Adv. Govt. Fund, 0.01%	12,958,401
(cost: $12,958,401)

Total investments in securities
(cost: $416,418,142) (4)		$471,427,798

Other Assets and Liabilities, Net [-0.01%]	(47,031)

Total Net Assets	$471,380,767

Aggregate Cost	416,418,142

Gross Unrealized Appreciation	63,826,990
Gross Unrealized Depreciation	(8,817,334)
Net Unrealized Appreciation(Depreciation)	55,009,657

Notes To Schedule of Investments

(1) Securities Valuation:

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities.  When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$471,427,798
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$471,427,798

(2) Percentage figures indicate percentage of total net assets.

(3) Presently non-income producing securities.

(4) This security represents an investment in an affiliated party.

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer
Date:	April 19, 2010

By:	/s/Roger J. Sit
Roger J. Sit
Chairman
Date:	April 19, 2010